Other Financial Assets - Summary of Other Financial Assets (Details) - EUR (€) € in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Other Financial Assets [Abstract]
Loans		€ 307	€ 259		€ 219
Deposits and guarantees		396	284		274
Liquidity contract		1,023	770		267
Other financial assets		1,727	1,313		760
Loan related security deposit					0
Deposits and guarantees					31
Other current financial assets	[1]				31
Loans		307	259		219
Loan related security deposit		0			0
Deposits and guarantees		396	284		243
Other non-current financial assets		€ 1,727	€ 1,313	[1]	€ 729	[1]

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.